FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	$ (919)	$ (7)
Total liabilities	(919)	(7)
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	(919)	(7)
Total liabilities	$ (919)	$ (7)